EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net Income Available to Common Shareholders [Abstract]
Basic earnings per common share	$ 404	$ 1,119
Effect of dilutive options	0	0
Effect of dilutive stock warrants	0	0
Diluted earnings per common share	$ 404	$ 1,119
Weighted Average Common Shares [Abstract]
Basic earnings per common share (in shares)	4,655,369	4,649,405
Effect of dilutive options (in shares)	71,225	48,360
Effect of dilutive stock warrants (in shares)	11,280	0
Diluted earnings per common share (in shares)	4,737,874	4,697,765
Per Share Amount [Abstract]
Basic earnings per share (in dollars per share)	$ 0.09	$ 0.24
Diluted earnings per share (in dollars per share)	$ 0.09	$ 0.24
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	12,500	55,314
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		86,957